Voya Russia Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 92.4%
	Communication Services: 10.9%
60,000	(1) Mail.ru Group Ltd. GDR	$ 1,563,065	2.2
305,000	Mobile TeleSystems PJSC ADR	2,745,000	3.9
54,500	(1) Yandex NV	3,413,880	4.8
		7,721,945	10.9

	Consumer Staples: 5.9%
12,600	Magnit OJSC	815,312	1.1
96,500	X5 Retail Group N.V. - FIVEL GDR	3,402,347	4.8
		4,217,659	5.9

	Energy: 24.1%
1,700,000	Gazprom PJSC	4,777,615	6.7
41,800	Lukoil PJSC ADR	2,985,774	4.2
22,500	Lukoil PJSC	1,599,487	2.2
12,800	Novatek PJSC GDR	2,135,923	3.0
115,000	Novatek PJSC	1,923,822	2.7
1,200,000	(1) Sovcomflot OAO	1,451,163	2.1
350,000	Tatneft PJSC	2,249,193	3.2
		17,122,977	24.1

	Financials: 11.4%
273,000	Halyk Savings Bank of Kazakhstan JSC GDR	3,462,353	4.9
1,050,000	Sberbank of Russia PJSC	3,562,012	5.0
80,000	Sberbank PAO ADR	1,096,800	1.5
		8,121,165	11.4

	Information Technology: 7.2%
14,750	(1) EPAM Systems, Inc.	5,080,343	7.2

	Materials: 29.8%
1,500,000	Alrosa PJSC	1,970,012	2.8
198,000	Evraz PLC	1,353,803	1.9
475,000	Kinross Gold Corp.	3,317,106	4.7
23,750	MMC Norilsk Nickel OJSC	7,645,655	10.7
107,000	PhosAgro OJSC GDR	1,674,342	2.4
37,500	PhosAgro PJSC	1,805,846	2.5
158,500	Polymetal International PLC	3,421,005	4.8
		21,187,769	29.8

	Utilities: 3.1%
24,600,000	OGK-4 OJSC	916,765	1.3
128,000,000	RusHydro JSC	1,312,069	1.8
		2,228,834	3.1

	Total Common Stock
	(Cost $46,053,709)	65,680,692	92.4

PREFERRED STOCK: 6.2%
	Energy: 6.2%
2,800,000	Surgutneftegas	1,476,278	2.1
270,000	Tatneft	1,618,866	2.3
700	Transneft PJSC (Russia)	1,322,642	1.8

	Total Preferred Stock
	(Cost $3,571,596)	4,417,786	6.2

	Total Long-Term Investments
	(Cost $49,625,305)	70,098,478	98.6

SHORT-TERM INVESTMENTS: 3.8%
	Mutual Funds: 3.8%
2,737,089	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $2,737,089)	2,737,089	3.8

	Total Short-Term Investments
	(Cost $2,737,089)	2,737,089	3.8

	Total Investments in Securities (Cost $52,362,394)	$ 72,835,567	102.4
	Liabilities in Excess of Other Assets	(1,706,860)	(2.4)
	Net Assets	$ 71,128,707	100.0

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of January 31, 2021.

Voya Russia Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$6,158,880	$1,563,065	$–	$7,721,945
Consumer Staples	–	4,217,659	–	4,217,659
Energy	4,436,937	12,686,040	–	17,122,977
Financials	1,096,800	7,024,365	–	8,121,165
Information Technology	5,080,343	–	–	5,080,343
Materials	3,317,106	17,870,663	–	21,187,769
Utilities	–	2,228,834	–	2,228,834
Total Common Stock	20,090,066	45,590,626	–	65,680,692
Preferred Stock	–	4,417,786	–	4,417,786
Short-Term Investments	2,737,089	–	–	2,737,089
Total Investments, at fair value	$22,827,155	$50,008,412	$–	$72,835,567

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $52,774,546.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$20,675,804
Gross Unrealized Depreciation	(520,690)
Net Unrealized Appreciation	$20,155,114